CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from continuing operating activities:
Net income (loss)	$ 26,130	$ (62,892)	$ (53,193)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net income from discontinued operations			(9,695)
Gain on disposal of discontinued operations			(5,675)
Realization of foreign currency translation gain relating to discontinued operations			(5,717)
Loss on change in fair value of earn-out obligation	17,300	100,400	89,500
Depreciation and amortization	1,420	952	674
Provision for bad debts	4,271	1,447	298
Deferred income taxes	6,261	(959)	1,153
Stock-based compensation expenses	2,914	3,281	517
Accretion of share repurchase obligations			535
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	(5,997)	(20,263)	(1,550)
Notes receivable		222	(220)
Net investment in direct financing and sales-type leases	2,175	(194,490)	(193,218)
Inventories	(1,024)	(1,255)	1,115
Deposits for inventories	923	16,567	(16,960)
Prepaid expense and other current assets	(3,511)	(1,828)	(5,397)
Trade notes payable		(12,561)	12,450
Accounts payable	(536)	(2,756)	3,514
Accounts payable, related parties		16,104
Other payable and accrued liabilities	5,730	4,229	1,622
Customers deposits	(100)	(182)	1,309
Customers deposits, related party			(16,095)
Income tax payable	(4,568)	4,912	1,828
Net cash provided by (used in) continuing operating activities	37,211	(149,072)	(193,205)
Cash flow from continuing investing activities:
Purchase of property, equipment and leasehold improvements	(1,967)	(1,427)	(953)
(Increase) decrease) in restricted cash	(155)	12,561	(12,450)
Decrease (increase) in due from an affiliate	9,000	(9,000)
Proceeds from sale of consumer automotive dealership business			67,308
Cash relinquished upon sales of discontinued operations			(19,424)
Net cash provided by continuing investing activities	6,878	2,134	34,481
Cash flow from continuing financing activities:
Proceeds from borrowings	189,850	220,028	8,788
Repayments of borrowings	(163,567)	(73,269)	(429)
Proceeds from affiliates	320,641	283,311	37,173
Repayment to affiliates	(364,175)	(245,988)	(5,280)
Increase in accounts payable, related parties	404,492	451,525	116,824
Repayment to accounts payable, related parties	(421,036)	(570,637)	(1,371)
Issue of shares on exercise of warrants		10,296	10,108
Issue of shares for cash, net of offering costs of $3,758		66,242
Shares repurchase		(1,630)
Cash acquired in reverse merger			1,697
Release of restricted cash held in escrow			4,987
Repurchase of warrants subsequent to closing of reverse merger			(449)
Net cash (used in) provided by continuing financing activities	(33,795)	139,878	172,048
Net cash provided by (used in) continuing operating, financing and investing activities	10,294	(7,060)	13,324
Cash flow of discontinued operations:
Cash used in provided by operating activities			(1,286)
Cash used in investing activities			(4,197)
Cash provided by financing activities			11,246
Net cash flow provided by discontinued operations			5,763
Effect of exchange rate fluctuation on cash and cash equivalents	1,794	1,223	275
Net increase (decrease) in cash and cash equivalents	12,088	(5,837)	19,362
Cash and cash equivalents, beginning of the year	30,931	36,768	17,406
Cash and cash equivalents, end of the year	43,019	30,931	36,768
Supplemental disclosure on non-cash continuing financing activities
Reclassification from liability of the obligation to issue shares for the amendments of earn-out provision to equity	90,400	84,600	55,600
Settlement of share repurchase obligations			8,443
Related party
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Deposits for inventories	(14,177)
Continuing operations
Supplemental disclosure of cash flow information:
Interest paid	14,607	15,619	3,633
Income taxes paid	11,348	6,189	3,828
Discontinued operations
Supplemental disclosure of cash flow information:
Interest paid			2,207
Income taxes paid			$ 3,904